Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Activity in allowance for doubtful trade accounts receivable

The activity in the allowance for doubtful accounts receivable for the years ended December 31 is as follows:

In millions	2017	2016	2015
Beginning balance	$286	$161	$256
Additions charged to bad debt expense	177	221	216
Write-offs charged to allowance	(156)	(96)	(311)
Ending balance	$307	$286	$161

Components of property and equipment

The following are the components of property and equipment at December 31:

In millions	2017	2016
Land	$1,707	$1,734
Building and improvements	3,343	3,226
Fixtures and equipment	11,963	10,956
Leasehold improvements	4,793	4,494
Software	2,484	2,392
	24,290	22,802
Accumulated depreciation and amortization	(13,998)	(12,627)
Property and equipment, net	$10,292	$10,175

Reconciliation of the changes in the redeemable noncontrolling interest

Below is a summary of the changes in redeemable noncontrolling interest for the years ended December 31:

In millions	2016	2015
Beginning balance	$39	$—
Acquisition of noncontrolling interest	—	39
Net income attributable to noncontrolling interest	1	1
Distributions	(2)	(1)
Purchase of noncontrolling interest	(39)	—
Reclassification to capital surplus in connection with purchase of noncontrolling interest	1	—
Ending balance	$—	$39

Interest Income and Interest Expense

The following are the components of net interest expense for the years ended December 31:

In millions	2017	2016	2015
Interest expense	$1,062	$1,078	$859
Interest income	(21)	(20)	(21)
Interest expense, net	$1,041	$1,058	$838

Schedule of Accumulated Other Comprehensive Income (Loss) by Component

Changes in accumulated other comprehensive income (loss) by component are shown below:

	Year Ended December 31, 2017 (1)
			Pension and
		Losses on	Other
	Foreign	Cash Flow	Postretirement
In millions	Currency	Hedges	Benefits	Total
Balance, December 31, 2016	$(127)	$(5)	$(173)	$(305)
Other comprehensive loss before reclassifications	(2)	(11)	—	(13)
Amounts reclassified from accumulated other comprehensive income (2)	—	1	152	153
Net other comprehensive income (loss)	(2)	(10)	152	140
Balance, December 31, 2017	$(129)	$(15)	$(21)	$(165)

	Year Ended December 31, 2016 (1)
			Pension and
		Losses on	Other
	Foreign	Cash Flow	Postretirement
	Currency	Hedges	Benefits	Total
Balance, December 31, 2015	$(165)	$(7)	$(186)	$(358)
Other comprehensive income before reclassifications	38	—	—	38
Amounts reclassified from accumulated other comprehensive income (2)	—	2	13	15
Net other comprehensive income	38	2	13	53
Balance, December 31, 2016	$(127)	$(5)	$(173)	$(305)
(1)	All amounts are net of tax.

The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in other expense on the consolidated statement of income.

Discontinued Operations Results

Below is a summary of the results of discontinued operations for the years ended December 31:

In millions	2017	2016	2015
Income (loss) from discontinued operations	$(13)	$(2)	$15
Income tax benefit (expense)	5	1	(6)
Income (loss) from discontinued operations, net of tax	$(8)	$(1)	$9

Reconciliation of condensed consolidated statement of cash flows

	As Previously
In millions	Reported	Adjustments	As Revised
Year Ended December 31, 2016:
Cash paid to other suppliers and employees	$(15,550)	$72	$(15,478)
Net cash provided by operating activities	10,069	72	10,141
Excess tax benefits from stock-based compensation	72	(72)	—
Net cash used in financing activities	(6,689)	(72)	(6,761)
Reconciliation of net income to net cash provided by operating activities:
Accrued expenses	59	72	131
Year Ended December 31, 2015:
Cash paid to other suppliers and employees	(14,162)	127	(14,035)
Net cash provided by operating activities	8,412	127	8,539
Excess tax benefits from stock-based compensation	127	(127)	—
Net cash provided by financing activities	5,006	(127)	4,879
Reconciliation of net income to net cash provided by operating activities:
Accrued expenses	765	127	892

Reconciliation of condensed consolidated statement of income

	As Previously
In millions	Reported	Adjustments	As Revised
Year Ended December 31, 2016:
Operating expenses	$18,519	$(28)	$18,491
Operating profit	10,338	28	10,366
Other expense	—	28	28
Year Ended December 31, 2015:
Operating expenses	17,074	(21)	17,053
Operating profit	9,454	21	9,475
Other expense	—	21	21